Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

15.  Commitments and Contingencies

a)                 Operating lease commitments

Future minimum payments under non-cancellable operating leases with initial terms in excess of one year consist of the following at December 31, 2011:

Amount
RMB

Year ending December 31,
2012	6,298
2013	4,170
2014	867
2015	736
2016 and thereafter	—
Total	12,071

For the years ended December 31, 2009, 2010 and 2011, total rental expenses amounted to approximately RMB2,710, RMB4,932 and RMB5,257, respectively.

The Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2011.

b)                 Contingencies

The Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group’s business, financial condition, results of operations, or cash flows. The Group did not record any legal contingencies as of December 31, 2011.